LVIP BlackRock Global Real Estate Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.47%
Australia–5.43%
Centuria Capital Group	1,665,676	$ 1,697,549
Dexus	541,184	2,736,133
Goodman Group	127,177	1,613,855
GPT Group	410,138	1,172,074
National Storage REIT	2,114,615	3,581,534
†NEXTDC Ltd.	677,839	4,796,917
Region RE Ltd.	1,240,815	1,959,659
		17,557,721
Belgium–1.12%
VGP NV	20,256	1,805,735
Warehouses De Pauw CVA	61,168	1,818,899
		3,624,634
Canada–2.64%
Allied Properties Real Estate Investment Trust	246,429	4,441,739
Canadian Apartment Properties REIT	44,626	1,565,460
Choice Properties Real Estate Investment Trust	234,198	2,516,134
		8,523,333
France–1.32%
Cromwell European Real Estate Investment Trust	890,702	1,458,609
†Unibail-Rodamco-Westfield	52,151	2,806,037
		4,264,646
Germany–1.61%
Vonovia SE	276,215	5,202,457
		5,202,457
Hong Kong–5.30%
CK Asset Holdings Ltd.	669,500	4,058,956
Link REIT	1,442,060	9,272,779
Sun Hung Kai Properties Ltd.	227,500	3,187,183
Swire Properties Ltd.	229,200	589,893
		17,108,811
Japan–10.61%
Daiwa House REIT Investment Corp.	1,281	2,624,777
GLP J-Reit	945	1,021,476
Japan Hotel REIT Investment Corp.	3,824	2,168,793
Japan Real Estate Investment Corp.	541	2,156,016
Kenedix Office Investment Corp.	1,285	2,972,361
Mitsubishi Estate Co. Ltd.	450,700	5,360,925
Mitsui Fudosan Co. Ltd.	362,200	6,803,720
Mitsui Fudosan Logistics Park, Inc.	872	3,059,498
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Accommodations Fund, Inc.	55	$ 247,784
Nippon Building Fund, Inc.	482	2,006,344
Nippon Prologis REIT, Inc.	491	1,039,469
Orix JREIT, Inc.	2,077	2,633,489
Tokyu Fudosan Holdings Corp.	457,800	2,198,794
		34,293,446
Republic of Korea–0.45%
ESR Kendall Square REIT Co. Ltd.	487,016	1,459,346
		1,459,346
Singapore–1.81%
CapitaLand Integrated Commercial Trust	2,225,900	3,319,774
Capitaland Investment Ltd.	911,400	2,528,695
		5,848,469
Spain–2.03%
†Cellnex Telecom SA	90,574	3,522,208
Inmobiliaria Colonial Socimi SA	477,980	3,029,269
		6,551,477
Sweden–1.31%
Castellum AB	364,569	4,241,315
		4,241,315
Switzerland–1.44%
PSP Swiss Property AG	15,552	1,769,806
Swiss Prime Site AG	34,677	2,883,657
		4,653,463
United Kingdom–5.55%
Big Yellow Group PLC	223,684	3,224,536
British Land Co. PLC	640,094	3,070,317
Great Portland Estates PLC	399,614	2,499,325
LXI REIT PLC	1,942,209	2,364,176
Segro PLC	447,824	4,265,877
UNITE Group PLC	211,946	2,510,975
		17,935,206
United States–56.85%
Agree Realty Corp.	76,606	5,255,938
Alexandria Real Estate Equities, Inc.	62,190	7,810,442
American Tower Corp.	14,261	2,914,093
AvalonBay Communities, Inc.	64,537	10,846,088
Boston Properties, Inc.	61,886	3,349,270
Cousins Properties, Inc.	87,689	1,874,791
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Digital Realty Trust, Inc.	11,116	$ 1,092,814
EPR Properties	178,675	6,807,517
Equinix, Inc.	18,343	13,226,037
Equity Residential	74,918	4,495,080
Extra Space Storage, Inc.	35,892	5,847,884
Federal Realty Investment Trust	23,255	2,298,292
Hilton Worldwide Holdings, Inc.	19,874	2,799,650
Invitation Homes, Inc.	238,498	7,448,293
Omega Healthcare Investors, Inc.	89,871	2,463,364
Outfront Media, Inc.	190,924	3,098,697
Physicians Realty Trust	266,038	3,971,947
Prologis, Inc.	150,875	18,824,674
Public Storage	37,086	11,205,164
Regency Centers Corp.	83,891	5,132,451
Rexford Industrial Realty, Inc.	124,303	7,414,674
Ryman Hospitality Properties, Inc.	42,899	3,849,327
SBA Communications Corp.	9,657	2,521,153
Simon Property Group, Inc.	66,983	7,500,086
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
SL Green Realty Corp.	81,275	$ 1,911,588
Spirit Realty Capital, Inc.	113,403	4,517,975
STAG Industrial, Inc.	121,623	4,113,290
Sun Communities, Inc.	51,275	7,223,622
UDR, Inc.	131,512	5,399,883
Ventas, Inc.	11,571	501,603
VICI Properties, Inc.	320,725	10,462,049
Welltower, Inc.	104,646	7,502,072
		183,679,808
Total Common Stock (Cost $298,499,707)		314,944,132

MONEY MARKET FUND–0.99%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	3,199,725	3,199,725
Total Money Market Fund (Cost $3,199,725)		3,199,725

TOTAL INVESTMENTS–98.46% (Cost $301,699,432)	318,143,857
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.54%	4,962,522
NET ASSETS APPLICABLE TO 47,002,577 SHARES OUTSTANDING–100.00%	$323,106,379

Δ Securities have been classified by country of origin.
† Non-income producing.

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	15,000	USD	(15,845)	4/14/23	$435	$—
BCLY	HKD	20,500,000	USD	(2,631,894)	4/14/23	—	(18,341)
BOA	AUD	(12,589,000)	USD	8,716,037	4/14/23	296,697	—
BOA	AUD	2,695,000	USD	(1,830,636)	4/14/23	—	(28,259)
BOA	AUD	1,646,000	USD	(1,097,437)	4/14/23	3,383	—
BOA	CAD	(4,908,000)	USD	3,657,422	4/14/23	25,190	—
BOA	CHF	(37,000)	USD	40,925	4/14/23	425	—
BOA	CHF	(819,000)	USD	888,837	4/14/23	—	(7,640)
BOA	EUR	(4,038,000)	USD	4,364,270	4/14/23	—	(18,342)
BOA	EUR	15,000	USD	(16,417)	4/14/23	—	(137)
BOA	EUR	171,000	USD	(183,326)	4/14/23	2,267	—
BOA	GBP	624,000	USD	(762,282)	4/14/23	7,708	—
BOA	GBP	(393,000)	USD	485,757	4/14/23	811	—
BOA	GBP	126,000	USD	(156,393)	4/14/23	—	(914)
BOA	GBP	(45,000)	USD	54,044	4/14/23	—	(1,484)
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(120,805,000)	USD	928,804	4/14/23	$16,967	$—
BOA	JPY	126,734,000	USD	(937,127)	4/14/23	19,462	—
BOA	JPY	(9,417,000)	USD	70,393	4/14/23	—	(687)
BOA	NOK	1,729,000	USD	(173,492)	4/14/23	—	(8,243)
BOA	SEK	14,949,000	USD	(1,433,273)	4/14/23	8,181	—
CITI	AUD	414,000	USD	(285,627)	4/14/23	—	(8,750)
CITI	AUD	(22,000)	USD	14,829	4/14/23	116	—
CITI	CAD	46,000	USD	(34,312)	4/14/23	—	(269)
CITI	CAD	(837,000)	USD	623,409	4/14/23	3,976	—
CITI	CAD	(84,000)	USD	61,877	4/14/23	—	(288)
CITI	CHF	(152,000)	USD	166,608	4/14/23	229	—
CITI	EUR	49,000	USD	(52,479)	4/14/23	702	—
CITI	GBP	2,000	USD	(2,471)	4/14/23	—	(3)
CITI	HKD	(13,018,000)	USD	1,660,738	4/14/23	1,068	—
CITI	SEK	2,100,000	USD	(205,734)	4/14/23	—	(3,242)
CITI	SEK	(2,790,000)	USD	264,643	4/14/23	—	(4,383)
DB	AUD	1,757,000	USD	(1,214,861)	4/14/23	—	(39,805)
DB	AUD	(996,000)	USD	688,755	4/14/23	22,645	—
DB	AUD	195,000	USD	(129,583)	4/14/23	830	—
DB	AUD	(1,846,000)	USD	1,227,903	4/14/23	—	(6,675)
DB	CAD	45,000	USD	(32,716)	4/14/23	587	—
DB	CHF	(103,000)	USD	113,002	4/14/23	258	—
DB	EUR	(18,000)	USD	19,624	4/14/23	88	—
DB	EUR	(267,000)	USD	284,265	4/14/23	—	(5,520)
DB	GBP	(49,000)	USD	59,489	4/14/23	—	(974)
DB	GBP	81,000	USD	(96,813)	4/14/23	3,138	—
DB	JPY	49,741,000	USD	(390,917)	4/14/23	—	(15,472)
DB	JPY	(35,586,000)	USD	272,599	4/14/23	3,996	—
DB	SEK	(2,634,000)	USD	253,236	4/14/23	—	(747)
DB	SEK	(1,338,000)	USD	129,480	4/14/23	464	—
GSI	CHF	157,000	USD	(170,702)	4/14/23	1,150	—
GSI	GBP	24,000	USD	(29,046)	4/14/23	569	—
GSI	HKD	937,000	USD	(119,706)	4/14/23	—	(248)
GSI	JPY	33,745,000	USD	(252,914)	4/14/23	1,794	—
GSI	SGD	254,000	USD	(190,636)	4/14/23	311	—
HSBC	CAD	(764,000)	USD	566,471	4/14/23	1,062	—
HSBC	CAD	893,000	USD	(666,621)	4/14/23	—	(5,744)
HSBC	CAD	246,000	USD	(178,601)	4/14/23	3,455	—
HSBC	CHF	836,000	USD	(906,803)	4/14/23	8,282	—
HSBC	CHF	(560,000)	USD	609,634	4/14/23	—	(3,341)
HSBC	CHF	97,000	USD	(106,335)	4/14/23	—	(159)
HSBC	EUR	(7,000)	USD	7,559	4/14/23	—	(38)
HSBC	EUR	561,000	USD	(598,773)	4/14/23	10,103	—
HSBC	GBP	(4,678,000)	USD	5,683,440	4/14/23	—	(89,013)
HSBC	HKD	(16,601,000)	USD	2,121,539	4/14/23	5,071	—
HSBC	ILS	3,148,000	USD	(920,104)	4/14/23	—	(44,433)
HSBC	JPY	(28,017,000)	USD	217,336	4/14/23	5,863	—
HSBC	JPY	6,919,000	USD	(52,406)	4/14/23	—	(181)
HSBC	SEK	287,000	USD	(27,183)	4/14/23	491	—
HSBC	SGD	113,000	USD	(84,455)	4/14/23	493	—
JPMC	CAD	(2,305,000)	USD	1,698,729	4/14/23	—	(7,117)
JPMC	CHF	(181,000)	USD	195,013	4/14/23	—	(3,110)
JPMC	EUR	814,000	USD	(888,046)	4/14/23	—	(4,578)
JPMC	EUR	135,000	USD	(144,942)	4/14/23	1,580	—
JPMC	GBP	2,000	USD	(2,469)	4/14/23	—	(1)
JPMC	GBP	4,000	USD	(4,925)	4/14/23	11	—
JPMC	HKD	285,000	USD	(36,380)	4/14/23	—	(46)
JPMC	JPY	106,507,000	USD	(805,290)	4/14/23	—	(1,374)
JPMC	JPY	(72,581,000)	USD	546,450	4/14/23	—	(1,391)
JPMC	JPY	381,000	USD	(2,848)	4/14/23	28	—
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SCB	AUD	(788,000)	USD	557,546	4/14/23	$30,543	$—
SCB	EUR	57,000	USD	(62,052)	4/14/23	—	(188)
SCB	EUR	(1,042,000)	USD	1,137,614	4/14/23	6,688	—
SCB	EUR	104,000	USD	(111,976)	4/14/23	900	—
SCB	EUR	(690,000)	USD	747,186	4/14/23	—	(1,700)
SCB	GBP	47,000	USD	(57,337)	4/14/23	659	—
SCB	GBP	(3,000)	USD	3,613	4/14/23	—	(89)
SCB	SEK	1,431,000	USD	(140,263)	4/14/23	—	(2,279)
SSB	AUD	455,000	USD	(314,491)	4/14/23	—	(10,193)
SSB	AUD	(4,000)	USD	2,705	4/14/23	30	—
SSB	AUD	265,000	USD	(176,113)	4/14/23	1,115	—
SSB	CAD	(703,000)	USD	524,325	4/14/23	4,061	—
SSB	CAD	8,220,000	USD	(6,035,908)	4/14/23	47,414	—
SSB	CAD	(858,000)	USD	629,768	4/14/23	—	(5,207)
SSB	CHF	(21,000)	USD	22,887	4/14/23	—	(100)
SSB	CHF	(134,000)	USD	147,368	4/14/23	692	—
SSB	EUR	(939,000)	USD	999,856	4/14/23	—	(19,280)
SSB	EUR	(37,000)	USD	40,403	4/14/23	245	—
SSB	EUR	40,000	USD	(42,321)	4/14/23	1,093	—
SSB	GBP	(207,000)	USD	250,555	4/14/23	—	(4,875)
SSB	ILS	(801,000)	USD	226,316	4/14/23	3,504	—
SSB	JPY	20,810,743	USD	(158,930)	4/14/23	—	(1,851)
SSB	JPY	(37,568,000)	USD	286,976	4/14/23	3,412	—
SSB	JPY	23,643,000	USD	(177,494)	4/14/23	964	—
SSB	NZD	1,641,000	USD	(1,042,717)	4/14/23	—	(16,556)
SSB	SGD	7,946,000	USD	(5,973,057)	4/14/23	408	—
SSB	SGD	(74,000)	USD	54,930	4/14/23	—	(700)
UBS	AUD	541,000	USD	(364,533)	4/14/23	—	(2,720)
UBS	CAD	556,000	USD	(414,164)	4/14/23	—	(2,689)
UBS	CHF	(54,000)	USD	57,884	4/14/23	—	(1,225)
UBS	EUR	456,000	USD	(488,429)	4/14/23	6,487	—
UBS	GBP	235,000	USD	(282,849)	4/14/23	7,130	—
UBS	HKD	(7,414,000)	USD	945,895	4/14/23	682	—
UBS	JPY	(16,980,000)	USD	132,244	4/14/23	4,079	—
UBS	JPY	(47,985,000)	USD	354,629	4/14/23	—	(7,562)
UBS	KRW	(1,352,813,000)	USD	1,097,412	4/14/23	61,139	—
Total Foreign Currency Exchange Contracts						$641,131	$(408,163)
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - Equinix, Inc. - Monthly	3,309	4.83%	4/14/2023	2,373,391	$86,199	$86,199	$—
GSI - SL Green Realty Corp. - Monthly	18,117	4.83%	4/14/2023	402,790	23,322	23,322	—
Total CFD Swap Contracts						$109,521	$—
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR Rate.
[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR–London Interbank Offered Rate
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$17,557,721	$—	$17,557,721
Belgium	—	3,624,634	—	3,624,634
Canada	8,523,333	—	—	8,523,333
France	1,458,609	2,806,037	—	4,264,646
Germany	—	5,202,457	—	5,202,457
Hong Kong	—	17,108,811	—	17,108,811
Japan	—	34,293,446	—	34,293,446
Republic of Korea	—	1,459,346	—	1,459,346
Singapore	—	5,848,469	—	5,848,469
Spain	—	6,551,477	—	6,551,477
Sweden	—	4,241,315	—	4,241,315
Switzerland	—	4,653,463	—	4,653,463
United Kingdom	2,499,325	15,435,881	—	17,935,206
United States	183,679,808	—	—	183,679,808
Money Market Fund	3,199,725	—	—	3,199,725
Total Investments	$199,360,800	$118,783,057	$—	$318,143,857
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$641,131	$—	$641,131
Swap Contracts	$—	$109,521	$—	$109,521
Liabilities:
Foreign Currency Exchange Contracts	$—	$(408,163)	$—	$(408,163)
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
3. Subsequent Events
At a meeting held March 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective May 1, 2023, the Fund’s name changed to LVIP BlackRock Real Estate Fund.
LVIP BlackRock Global Real Estate Fund–7